Dividend and Equity Distribution (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jun. 08, 2011
Dividend and Equity Distribution
Estimated option forfeiture rate (as a percent)	2.00%
Dividend forfeited	187
Parent | Shareholders of Parent
Dividend and Equity Distribution
Dividend declared (in dollars per share)		$ 0.12
Parent | Holders of vested options in Parent's stock
Dividend and Equity Distribution
Dividend declared (in dollars per share)		$ 0.12
Parent | Holders of options expected to vest in Parent's stock
Dividend and Equity Distribution
Dividend declared (in dollars per share)		$ 0.12
Estimated option forfeiture rate (as a percent)	2.00%